Cover	Oct. 08, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 8, 2020, Corbus Pharmaceuticals Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report the departure of Robert Discordia as the Company’s Chief Operating Officer. The Company is filing this amendment to the Original Form 8-K to disclose the terms of the Separation and Release Agreement by and between Mr. Discordia and the Company after Mr. Discordia’s resignation as the Company’s Chief Operating Officer to pursue other interests. No other modifications have been made to the Original Form 8-K.
Document Period End Date	Oct. 08, 2020
Entity File Number	001-37348
Entity Registrant Name	CORBUS PHARMACEUTICALS HOLDINGS, INC.
Entity Central Index Key	0001595097
Entity Tax Identification Number	46-4348039
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 River Ridge Drive
Entity Address, City or Town	Norwood
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02062
City Area Code	(617)
Local Phone Number	963-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CRBP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable